Derivative financial instruments (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Derivative Financial Instruments 1		100,000,000
Derivative Financial Instruments 2		450,000,000
Derivative Financial Instruments 3		$ 12,028,383
Derivative Financial Instruments 4		170,500
Derivative Financial Instruments 5		1,921,568
Derivative Financial Instruments 6		$ 9,358
Derivative Financial Instruments 1	100,000,000
Derivative Financial Instruments 2	450,000,000
Derivative Financial Instruments 3	$ 708,900
Derivative Financial Instruments 4	$ 26,982